Reinsurance (Effects of Reinsurance on Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Premiums and Other Receivables, Net	$ 22,244	$ 21,859
Deferred Policy Acquisition Costs and Value of Business Acquired	24,442	26,706	24,761
Total assets	46,686	48,565
Liabilities
Future policy benefits (includes $579 and $516, respectively, relating to variable interest entities)	189,586	187,942
Policyholder account balances	209,294	212,885	225,821
Other policy-related balances (includes $198 and $123, respectively, relating to variable interest entities)	14,422	15,214
Other Liabilities	24,437	23,168
Total liabilities	437,739	439,209
Direct
Assets
Premiums and Other Receivables, Net	6,111	6,248
Deferred Policy Acquisition Costs and Value of Business Acquired	24,807	26,954
Total assets	30,918	33,202
Liabilities
Future policy benefits (includes $579 and $516, respectively, relating to variable interest entities)	187,562	185,908
Policyholder account balances	208,307	211,610
Other policy-related balances (includes $198 and $123, respectively, relating to variable interest entities)	14,131	14,838
Other Liabilities	20,752	19,591
Total liabilities	430,752	431,947
Assumed
Assets
Premiums and Other Receivables, Net	491	593
Deferred Policy Acquisition Costs and Value of Business Acquired	112	104
Total assets	603	697
Liabilities
Future policy benefits (includes $579 and $516, respectively, relating to variable interest entities)	2,024	2,034
Policyholder account balances	989	1,277
Other policy-related balances (includes $198 and $123, respectively, relating to variable interest entities)	285	353
Other Liabilities	481	533
Total liabilities	3,779	4,197
Ceded
Assets
Premiums and Other Receivables, Net	15,642	15,018
Deferred Policy Acquisition Costs and Value of Business Acquired	(477)	(352)
Total assets	15,165	14,666
Liabilities
Future policy benefits (includes $579 and $516, respectively, relating to variable interest entities)	0	0
Policyholder account balances	(2)	(2)
Other policy-related balances (includes $198 and $123, respectively, relating to variable interest entities)	6	23
Other Liabilities	3,204	3,044
Total liabilities	$ 3,208	$ 3,065